Summary of Significant Accounting Policies - Summary of Asset Retirement Obligations (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Asset Retirement Obligation [Abstract]
Beginning balance	₨ 741	$ 10.1	₨ 665
Addition during the year	211	2.9	40
Impact of change in estimate	(183)	(2.5)
Accretion expense	42	0.6	36	₨ 23
Ending balance	₨ 811	$ 11.1	₨ 741	₨ 665